Share-Based Compensation - Stock Options (Details) - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Jan. 01, 2019	Dec. 31, 2017	Sep. 30, 2016	Apr. 30, 2016	Apr. 30, 2015
Stock Options, Additional Disclosures
Percentage of company's fully diluted shares	20.00%
A&R 2015 Plan
Stock Options, Additional Disclosures
Common stock reserved for issuance (in shares)	1,030,583	415,077	501,001	0
Number of years common shares automatically increase	10 years	10 years
Percentage of company's fully diluted shares		20.00%
Inducement Plan
Stock Options, Additional Disclosures
Common stock reserved for issuance (in shares)	249,479				300,000
Employees, Directors And Consultants | 2015 Plan
Stock Options, Additional Disclosures
Common stock reserved for issuance (in shares)							320,615
Employees, Directors And Consultants | A&R 2015 Plan
Stock Options, Additional Disclosures
Common stock reserved for issuance (in shares)						2,400,000
Employees, Directors And Consultants | Inducement Plan
Stock Options, Additional Disclosures
Vesting period		4 years